Debt - Debt Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
2019	$ 16
2020	17
2021	18
2022	19
2023	3,139
Thereafter	4,152
Long-term debt, gross	$ 7,361	$ 6,683